FINANCIAL INVESTORS TRUST

(the “Trust”)

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

Supplement dated MARCH 16, 2026

to the Statement of Additional Information

dated August 31, 2025, as supplemented

Effective March 31, 2026, Mary K. Anstine will no longer serve as a Trustee of the Trust. Therefore, all references to Ms. Anstine serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE